Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 12,438	$ 16,379
Trade receivables, net	3,685	3,849
Prepaid expenses and other receivables	1,009	949
Total current assets	17,132	21,177
LONG-TERM ASSETS:
Intangible assets, net	10,629	10,264
Goodwill	20,211	19,864
Severance pay fund	641	700
Lease deposits	340	79
Property and equipment, net	2,251	2,321
Total long-term assets	34,072	33,228
Total assets	51,204	54,405
CURRENT LIABILITIES:
Trade payables	653	603
Credit line		4,169
Employees and payroll accruals	2,284	2,500
Accrued expenses and other liabilities	719	764
Earn-out consideration	2,411	2,346
Deferred revenues	5,049	3,269
Total current liabilities	11,116	13,651
LONG-TERM LIABILITIES:
Deferred revenues	2,387	824
Deferred tax liability	1,488	1,627
Accrued severance pay	820	824
Other liabilities	134	131
Total long-term liabilities	4,829	3,406
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Ordinary shares nominal value ILS 0.15 par value - Authorized: 55,353,340 shares at September 30, 2016 and December 31, 2015; Issued: 40,353,953 shares at September 30, 2016 and December 31, 2015; Outstanding: 39,166,552 and 39,121,198 shares at September 30, 2016 and December 31, 2015, respectively	1,497	1,497
Additional paid-in capital	216,065	215,318
Treasury shares - 1,187,401 and 1,232,755 Ordinary shares at September 30, 2016 and December 31, 2015, respectively	(3,896)	(4,064)
Accumulated other comprehensive loss	(1,988)	(2,390)
Accumulated deficit	(176,419)	(173,013)
Total shareholders' equity	35,259	37,348
Total liabilities and shareholders' equity	$ 51,204	$ 54,405